DELAWARE VIP® TRUST

Delaware VIP Diversified Income Series

Delaware VIP High Yield Series
Delaware VIP Limited-Term Diversified Income Series
Delaware VIP REIT Series
Delaware VIP Smid Cap Core Series
Delaware VIP U.S. Growth Series
Delaware VIP Value Series
(the “Series”)

Supplement to the Series’ Standard and Service Class Statutory Prospectuses, Summary Prospectuses, and Statement of Additional Information dated April 29, 2020

On November 18, 2020, the Board of Trustees of Delaware VIP Trust approved the reorganization (Reorganization) of each Series into and with a substantially similar series and class of Lincoln Variable Insurance Products (“LVIP”) Trust as shown in the table below:

Delaware VIP Series, Classes and CUSIP	LVIP Series, Classes, and CUSIP
Delaware VIP Diversified Income Series	LVIP Delaware Diversified Income Fund
Standard Class, 246493548	Standard Class, 53500Q585
Service Class, 246493555	Service Class, 53500Q577
Delaware VIP High Yield Series	LVIP Delaware High Yield Fund
Standard Class, 246493811	Standard Class, 53500Q247
Service Class, 246493829	Service Class, 53500Q254
Delaware VIP Limited-Term Diversified Income Series	LVIP Delaware Limited-Term Diversified Income Fund
Standard Class, 246493563	Standard Class, 53500Q221
Service Class, 246493571	Service Class, 53500Q239
Delaware VIP REIT Series	LVIP Delaware REIT Fund
Standard Class, 246493720	Standard Class, 53500Q197
Service Class, 246493738	Service Class, 53500Q213
Delaware VIP Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund
Standard Class, 246493837	Standard Class, 53500Q171
Service Class, 246493845	Service Class, 53500Q189
Delaware VIP U.S. Growth Series	LVIP Delaware U.S. Growth Fund
Standard Class, 246493589	Standard Class, 53500Q155
Service Class, 246493597	Service Class, 53500Q163
Delawre VIP Value Series	LVIP Delaware Value Fund
Standard Class, 246493746	Standard Class, 53500Q130
Service Class, 246493753	Service Class, 53500Q148

Each Reorganization is subject to the approval of Series shareholders at a special shareholder meeting to be held on or about April 7, 2021.  If approved by Series shareholders, each Reorganization is expected to take place on or about the close of business on April 30, 2021.  All costs related to each Reorganization will be borne by Lincoln Investment Advisors Corporation and not by the Series.

No shareholder action is necessary at this time. More detailed information about each Reorganization will be provided in a forthcoming proxy statement. When you receive your proxy statement, please review it carefully and cast your vote. This Supplement is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Series.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series are governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated January 26, 2021.